November 25, 2009

VIA EDGAR

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Direxion Shares ETF Trust – Post-Effective Amendment No. 6 to the
Registration Statement on Form N-1A (File Nos. 333-150525 and 811-22201)

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Direxion Shares ETF Trust (“Trust”) is Post-Effective Amendment No. 6 to the Trust’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The sole purpose of this filing is to register the Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily S&P 500 Bull 3X  Shares, and Direxion Daily S&P 500 Bear 3X  Shares, each a new series of the Registrant, with the Securities and Exchange Commission.  No other series of the Registrant is affected by this filing.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9195.

Sincerely,

/s/ Kevin P. Christy

Kevin P. Christy

Attachments

cc:           Daniel D. O’Neill
Rafferty Asset Management, LLC